UNIFIED SERIES TRUST
2960 N. Meridian St.
Suite 300

Indianapolis, Indiana 46208

May 4, 2010

Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549

Re: Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to each of the 3 to 1 Diversified Equity Fund, 3 to 1 Strategic Income Fund, and Crawford Dividend Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 142 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 142 has been filed electronically.

If you have any questions or would like further information, please contact me at (317) 917-7030.

Sincerely,

/s/ John C. Swhear
John C. Swhear
Sr. Vice President